TAXES PAYABLE (Tables)	6 Months Ended
Apr. 30, 2025
TAXES PAYABLE
Summary of taxes payable

	April 30, 2025	October 31, 2024
Income taxes payable	$654,908	$663,348
VAT payable	—	68,427
Other	447	1,074
	$655,355	$732,849